Supplemental Cash Flow Information - Q2 (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended				114 Months Ended	120 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004	Dec. 31, 2012	Jun. 30, 2013
Noncash investing and financing activities [Abstract]
Conversion of note principal to redeemable convertible preferred stock	$ 0	$ 0	$ 0	$ 0		$ 0	$ 3,562	$ 3,562
Convertible note issued to initial stockholder for consulting expense	0	0	0	0			210	210
Fair value of embedded derivatives and derivatives issued with issuance of long-term debt	732	0	3,669	0			3,669	4,401
Fair value of warrants issued with issuance of long term debt	9,657							16,891
Fair value of warrants issued with issuance of common stock	0	0	0	16,947			16,947	16,947
Fair value of warrants issued pursuant to Celgene Collaboration and Option Agreement	3,390	0						3,390
Conversion of redeemable convertible preferred stock into 566 shares of common stock	0	0	0	0	191,909		191,909	191,909
Conversion of warrant liability	15	0	0	0	123		123	138
Issuance of common stock for payment of interest	$ 749	$ 0						$ 749